Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading and Available-for-sale Securities [Line Items]
Loans receivable, minimum number of days past due to be placed on non-accrual status		90 days
Advertising expense		$ 9	$ 10	$ 9
Cash flow estimates, projection period (years)		3 years
DOJ Agreement
Schedule of Trading and Available-for-sale Securities [Line Items]
Litigation settlement payment amount	$ 118	$ 118
Litigation settlement liability	$ 60	$ 84	$ 82
Consumer Loan Secured by Real Estate
Schedule of Trading and Available-for-sale Securities [Line Items]
Loans receivable, excluding real estate loans, minimum number of days past due for charge-off		180 days
Consumer Loan Not Secured by Real Estate
Schedule of Trading and Available-for-sale Securities [Line Items]
Loans receivable, excluding real estate loans, minimum number of days past due for charge-off		120 days